EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

Note 16 - EARNINGS (LOSS) PER SHARE

Earnings (Loss) per Common Share

The following table sets forth the information needed to compute basic and diluted (loss) earnings per share for the years ended December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Basic (Loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
(Loss) Earnings per share, basic	$(1.03)	$0.12

Diluted (Loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
Dilutive effect related to stock options	-	2,163,200
Weighted average diluted shares outstanding	38,565,307	37,742,337
(Loss) Earnings per share, diluted	$(1.03)	$0.11

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share net (loss) income per share because their effect was anti-dilutive:

	December 31, 2022	December 31, 2021
Warrants	16,708,414	-
Restricted stock units	180,000	-
Options	3,642,958	-
Weighted average number of common shares-basic	20,531,372	-